BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)		Dec. 31, 2019 COP ($)
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	1.75%	1.75%		4.25%
Obligations granted by foreign banks	$ 5,200,507	$ 5,200,507	[1]	$ 9,200,571	[1]
Financing with correspondent banks
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 4,825,811		$ 8,340,378
Financing with correspondent banks | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	4.81%	4.81%		4.81%
Financing with correspondent banks | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	0.49%	0.49%		2.05%
Corporacion Andina de Fomento CAF
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 5,017		$ 333,095
Corporacion Andina de Fomento CAF | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	2.58%	2.58%		4.33%
Corporacion Andina de Fomento CAF | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	2.52%	2.52%		2.29%
Banco Latinoamericano de Comercio Exterior Bladex
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 138,116		$ 457,228
Banco Latinoamericano de Comercio Exterior Bladex | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	4.75%	4.75%		4.75%
Banco Latinoamericano de Comercio Exterior Bladex | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	4.60%	4.60%		2.71%
Banco Interamericano de Desarrollo BID
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 231,563		$ 69,870
Banco Interamericano de Desarrollo BID | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	3.25%	3.25%		4.91%
Banco Interamericano de Desarrollo BID | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	2.58%	2.58%		3.28%

[1]	As of December 31, 2019, the Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290,4 millions, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding (GAH). On February 2020, BFC notified its decision to exercise this put option for sale ownership interest on GAH. The purchase of 40% of the common stock of GAH from BFC, was completed on September 29, 2020 and the price was for USD 289 millions. See note 1 Reporting entity.